Consolidated Statement of Cash Flows	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Consolidated Statements of Cash Flows
CONSOLIDATED STATEMENTS OF CASH FLOWS
The changes in non-cash balances related to operations consist of the following:

Year ended December 31 (millions of dollars)	2019	2018
Accounts receivable	(73)	11
Due from related parties	(160)	(2)
Other assets	(11)	2
Accounts payable	7	2
Accrued liabilities	38	17
Due to related parties	213	(68)
Accrued interest	8	(3)
Long-term accounts payable and other liabilities	—	(7)
Post-retirement and post-employment benefit liability	33	25
	55	(23)
Capital Expenditures
The following tables reconcile investments in property, plant and equipment and intangible assets and the amounts presented in the Consolidated Statements of Cash Flows for the years ended December 31, 2019 and 2018. The reconciling items include net change in accruals and capitalized depreciation.

Year ended December 31, 2019 (millions of dollars)	Property, Plant and Equipment	Intangible Assets	Total
Capital investments	(1,551)	(116)	(1,667)
Reconciling items	38	1	39
Cash outflow for capital expenditures	(1,513)	(115)	(1,628)

Year ended December 31, 2018 (millions of dollars)	Property, Plant and Equipment	Intangible Assets	Total
Capital investments	(1,454)	(121)	(1,575)
Reconciling items	36	1	37
Cash outflow for capital expenditures	(1,418)	(120)	(1,538)
Capital Contributions
Hydro One enters into contracts governed by the OEB Transmission System Code when a transmission customer requests a new or upgraded transmission connection. The customer is required to make a capital contribution to Hydro One based on the shortfall between the present value of the costs of the connection facility and the present value of revenues. The present value of revenues is based on an estimate of load forecast for the period of the contract with Hydro One. Once the connection facility is commissioned, in accordance with the OEB Transmission System Code, Hydro One will periodically reassess the estimated load forecast which will lead to a decrease, or an increase in the capital contributions from the customer. The increase or decrease in capital contributions is recorded directly to property, plant and equipment in service. In 2019, capital contributions from these reassessments totalled $3 million (2018 - $7 million), which represents the difference between the revised load forecast of electricity transmitted compared to the load forecast in the original contract, subject to certain adjustments.
Supplementary Information

Year ended December 31 (millions of dollars)	2019	2018
Net interest paid	494	519
Income taxes paid	21	17